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                                ROPES & GRAY LLP
                             ONE INTERNATIONAL PLACE
                        BOSTON, MASSACHUSETTS 02110-2624
                                 (617) 951-7000
                                F (617) 951-7050


July 3, 2003


BY EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      GMO Trust (the "Trust") (File Nos. 2-98772 and 811-4347)


Ladies and Gentlemen:

On behalf of the Trust, and pursuant to the Securities Act of 1933, as amended (the "Securities Act"), and Rule 497(j) thereunder, we hereby represent that the form of the GMO Trust Prospectus and Statement of Information (relating to thirty-six of the forty series of the Trust), the GMO Trust Class M Shares Prospectus and Statement of Additional Information (relating to Class M Shares of twenty of the forty series of the Trust), and the GMO Benchmark-Free Allocation Fund Prospectus (relating to one of the forty series of the Trust), that would have been filed pursuant to the requirements of Rule 497(c) under the Securities Act, would not have differed from those contained in Post-Effective Amendment No. 71 to the Trust's Registration Statement under the Securities Act and Post-Effective Amendment No. 89 to the Trust's Registration Statement under the Investment Company Act of 1940, which were filed electronically with the Securities and Exchange Commission, and became effective, on June 30, 2003.

If you have any questions or need any clarification concerning the foregoing, please contact the undersigned at (617) 951-7073.

Very truly yours,

/S/ AMY B. SNYDER

Amy B. Snyder

cc: Gregory Pottle, Esq., Grantham, Mayo, Van Otterloo & Co. LLC Thomas R. Hiller, Esq.
         Elizabeth J. Reza, Esq.